Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands		Mar. 31, 2023	Dec. 31, 2022
Disclosure Text Block Supplement [Abstract]
Other current liabilities	[1]	$ 1,676

[1]	Other current liabilities of $1.7M at March 31, 2023 are primarily related to the current portion of contingent shares liability related to the fSight acquisition. See “Note 12. Business Combinations”.